Investment Strategy - Neuberger Berman Quality Select ETF	Aug. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]
To pursue its goal, the Fund seeks to invest primarily in common stocks of mid- to large-capitalization companies that the Portfolio Manager believes to be high-quality.  The Fund defines mid-capitalization companies as those with a total market capitalization of $2 billion and above, and large-capitalization companies as those with a total market capitalization of $10 billion and above, both at the time of initial purchase.

The Portfolio Manager employs a fundamental, research-driven approach to stock selection and portfolio construction, focusing on identifying what he believes to be high-quality companies.

The Portfolio Manager believes that high-quality companies are those with durable competitive advantages—sources of value that can be maintained or become even more pronounced in the future.  In seeking to identify companies that the Portfolio Manager believes to be high quality, he will consider one or more of the following characteristics: a durable business franchise with a sound business model (i.e., established businesses focused on long-term profitability and cash flows), high integrity management teams with a history of successfully allocating capital and generating returns for shareholders, and a conservative capital structure.

Furthermore, among companies that meet these criteria, the Portfolio Manager looks for companies exhibiting characteristics that in the Portfolio Manager’s judgement are consistent with Quality at a Reasonable Price (“QARP”). In determining his assessment of valuation, the Portfolio Manager may consider, return on invested capital (“ROIC”), his assessment of future economic earnings, free cash flow analysis, multiples of price to earnings, revenues, book values, or other fundamental metrics, with the objective of buying what he believes to be higher-quality companies at a reasonable price. While these judgments are inevitably subjective and may be informed by both internally generated and third-party metrics, the Portfolio Manager endeavors to avoid companies that do not meet his QARP investment framework.

In carrying out the investment strategy, the Portfolio Manager may rely on both current information, such as a company’s current profitability, leverage, and financial information, and future projections, which are based on the Portfolio Manager’s assessment of future profitability, capital allocation, growth opportunities, and the company’s ability to continue to maintain its competitive advantage.
Consistent with the Fund’s focus on identifying high-quality companies, the Portfolio Manager considers whether companies demonstrate appropriate corporate governance practices and are responsive to financially material social and environmental issues.  While this analysis is inherently subjective and may be informed by both internally generated and third-party metrics, data and other information, the Portfolio Manager believes that the consideration of financially material governance, social and environmental considerations, alongside traditional financial metrics, may enhance the Fund’s overall investment process. The consideration of these factors does not apply to certain instruments, such as certain derivative instruments, other registered investment companies, cash and cash equivalents. The consideration of governance, social and environmental factors as part of the investment process does not mean that the Fund pursues a specific “impact” or “sustainable” investment strategy.

Although the Fund invests primarily in domestic stocks, it may also invest in stocks of foreign companies, including American Depositary Receipts (“ADRs”) and those in emerging markets. The Fund seeks to reduce risk by investing across many different industries. The Fund is a non-diversified fund, which means that it can invest more of its assets in fewer companies than a diversified fund.

The Portfolio Manager follows a disciplined selling strategy and may sell a security if he believes it is unattractively valued, if a company’s business fails to perform as expected, or when other opportunities appear more attractive.